TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

15 - TAXES

The Company converted from an LLC into a C-Corp on January 4, 2022 and as such this is the first year subject to federal and state income taxes. We are subject to U.S. federal income tax as well as income tax of certain state jurisdictions. The components of income tax and the effective tax rates for the years ended December 31, 2022 and 2021 are as follows:

	Year ended December 31,
	2022	2021
Current:
Federal	-	-
State	-	-
Total Current	-	-
Deferred:
Federal	(673,020)	-
State	(177,643)	-
Total Deferred	(850,663)	-
Valuation Allowance	850,663	-
Total Income tax expense	-	-
Pre-tax Loss	(9,390,353)	(2,233,384)
Effective Income Tax Rate	0%	0%

A reconciliation of an income tax expense at federal statutory income tax rate of 21.0% and state income tax rate of 5.5% to our income tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2022	2021
Tax at the Statutory Federal Rate	21.0%	0.0%
State Income Taxes	5.5%	0.0%
Valuation Allowance	-26.5%	0.0%
Effective Income Tax Rate	0.0%	0.0%

Deferred tax assets consist of the following at December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
Non-Cash Stock Compensation Expense	676,190	-
Change in Right-of-Use Asset and Lease Liability, Net	436,143	-
Interest Expense	1,151,025	-
Total DTA before VA	2,263,358	-
VA	(2,263,358)	-
Net DTA	-	-

Based on recent operating losses, the Company has decided to record a full valuation allocation on its deferred tax assets. Accordingly, a valuation allowance of $2,263,358 has been established.